Private Placement	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Alpha Time Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
Private Placement

Note 4 - Private Placement

Simultaneously with the closing of the IPO, the Sponsor purchased an aggregate of 370,500 Private Units at a price of $10.00 per Private Unit, for an aggregate purchase price of $3,705,000, in a private placement (the “Private Placement”). Each whole Private Placement Unit will consist of one ordinary share (“Private Share”), one warrant (“Private Warrant”) and one right (“Private Right”) entitling the holder thereof to receive one-tenth of one Private Share upon the completion of an Initial Business Combination. Each Private Warrant entitles the holder to purchase one ordinary share at a price of $11.50 per share, subject to adjustment. The proceeds from the Private Units were added to the proceeds from the IPO held in the Trust Account. Effective January 9, 2023, the underwriters fully exercised the over-allotment option and the Company completed the private sale of an aggregate of 38,700 Private Units at a price of $10.00 per Private Unit, generating gross proceeds of $387,000. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Units held in the Trust Account will be used to fund the redemption of the Public Units (subject to the requirements of applicable law) and the Private Units will expire worthless.

Note 4 - Private Placement

Simultaneously with the closing of the IPO, the Sponsor purchased an aggregate of 370,500 Private Units at a price of $10.00 per Private Unit, for an aggregate purchase price of $3,705,000, in a private placement (the “Private Placement”). Each whole Private Placement Unit will consist of one ordinary share (“Private Share”), one warrant (“Private Warrant”) and one right (“Private Right”) entitling the holder thereof to receive one-tenth of one Private Share upon the completion of an Initial Business Combination. Each Private Warrant entitles the holder to purchase one ordinary share at a price of $11.50 per share, subject to adjustment. The proceeds from the Private Units were added to the proceeds from the IPO held in the Trust Account. Effective January 9, 2023, the underwriters fully exercised the over-allotment option and the Company completed the private sale of an aggregate of 38,700 Private Units at a price of $10.00 per Private Unit, generating gross proceeds of $387,000. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Units held in the Trust Account will be used to fund the redemption of the Public Units (subject to the requirements of applicable law) and the Private Units will expire worthless.